Inventories, net (Details Narrative) - CNY (¥)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Inventory Disclosure [Abstract]
Inventory write-down	¥ 92,809,000	¥ 38,976,000	¥ 24,574,000